CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue:
Transaction and service fees (net of customer acquisition incentive)	$ 91,621	$ 55,891	$ 62,535
Other revenue	1,156	1,092	946
Revenue	92,777	56,983	63,481
(Provision)/Reversal for loan losses	13		(3,924)
Discretionary Payments	(4,576)
Business related taxes and surcharges	(503)	(1,122)	(3,424)
Net revenue	87,711	55,861	56,133
Operating expense:
Servicing expenses	(13,651)	(13,889)	(13,484)
Sales and marketing expenses	(45,341)	(29,954)	(34,182)
General and administrative expenses	(54,121)	(36,742)	(30,355)
Product development expenses	(11,642)	(8,630)	(5,675)
Total operating expenses	(124,755)	(89,215)	(83,696)
Other income (expense):
Other income (expense), net	508	(9)	(2,456)
Loss before income tax expense	(36,536)	(33,363)	(30,019)
Income tax expense	(113)	(3)	(7)
Net loss	(36,649)	(33,366)	(30,026)
Accretion on convertible redeemable preferred shares to redemption value	(2,868)	(6,377)	(3,201)
Deemed dividend to Series C convertible redeemable preferred shares		(635)
Net loss attributable to ordinary shareholders	(121,551)	(40,378)	(33,227)
Net loss	(36,649)	(33,366)	(30,026)
Foreign currency translation adjustment, net of nil tax	170	(1,885)	(533)
Comprehensive loss	$ (36,479)	$ (35,251)	$ (30,559)
Weighted average number of ordinary shares used in computing net loss per share
Basic	49,054,201	16,437,946	16,232,433
Diluted	49,054,201	16,437,946	16,232,433
Loss per share attributable to ordinary shareholders
Basic	$ (2.48)	$ (2.46)	$ (2.05)
Diluted	$ (2.48)	$ (2.46)	$ (2.05)
Series A Preferred Shares
Other income (expense):
Accretion on convertible redeemable preferred shares to redemption value	$ (96)	$ (288)	$ (288)
Series B Preferred Shares
Other income (expense):
Accretion on convertible redeemable preferred shares to redemption value	(540)	(1,621)	(1,621)
Series C Preferred Shares
Other income (expense):
Accretion on convertible redeemable preferred shares to redemption value	(2,232)	(4,468)	$ (1,292)
Deemed dividend to Series C convertible redeemable preferred shares		$ (635)
Series C Preferred Shares | Upon Initial Public Offering
Other income (expense):
Deemed dividend to Series C convertible redeemable preferred shares	$ (82,034)